Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Prepaid Expenses and Other Current Assets
(4)	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	September 30,	December 31,
	2022	2021
Prepaid expense	$421	$650
Other current assets	512	242
Total prepaid expenses and other current assets	$933	$892

(4)	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following (in thousands):

	As of December 31,
	2021	2020
Prepaid expense	$650	$458
Other current assets	242	77
Total prepaid expenses and other current assets	$892	$535